SHAREHOLDER' EQUITY (Narrative) (Details) (USD $)	1 Months Ended						6 Months Ended		12 Months Ended				12 Months Ended					12 Months Ended						12 Months Ended
	Dec. 31, 2009	Jun. 30, 2007	Jun. 22, 2007	Jun. 21, 2007	Feb. 21, 2006	Jul. 22, 2004	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2008	Dec. 31, 2012 Mr. Avi Gross [Member]	Jun. 10, 2013 Mr. Avi Gross [Member]	Dec. 31, 2012 Mr. Avi Gross [Member] First Warrant [Member]	Dec. 31, 2012 Mr. Avi Gross [Member] Second Warrant [Member]	Dec. 31, 2012 Minimum [Member] Mr. Avi Gross [Member] Second Warrant [Member]	Dec. 31, 2012 2000 Plan [Member]	Dec. 31, 2012 2000 Plan [Member] Minimum [Member]	Dec. 31, 2012 2000 Plan [Member] Maximum [Member]	Dec. 31, 2012 2003 Plan [Member]	Dec. 31, 2012 2006 Plan [Member]	Dec. 31, 2012 2006 Plan [Member] Minimum [Member]	Dec. 31, 2012 2006 Plan [Member] Maximum [Member]
SHAREHOLDER' EQUITY [Abstract]
Shares issued	18,664,078	9,465,544	9,523,810	793,651
Warrant term	4 years	4 years	4 years	4 years
Debt conversion, original debt amount	$ 627,000			$ 470,000
Debt conversion, shares issued				1,492,063	6,000,000	197,217
Number of shares waived			3,000,000
Maximum number of shares to be exercised			1,000,000
Issuance of warrants to purchase common stock, from subsidiary			2,939,192
Number of shares transferred												1,380,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized																		4,500,000			3,500,000	2,000,000
Vesting period																			3 years	4 years	4 years			10 years
Plan term																		10 years			10 years	10 years
Vesting percentage																							25.00%	33.00%
Exercise price, minimum percentage of fair market value																		85.00%			85.00%
Shares issued, price per share	$ 0.097	$ 0.315		$ 0.315									$ 0.095
Net proceeds from sale of stock	1,810,416	2,981,000		250,000			375,000		760,000				500,000
Issuance of warrants to purchase common stock	9,332,039	4,732,774	2,380,952	396,825	4,000,000								5,263,158	5,882,353
Issuance of warrants to purchase common stock, value															200,000	1,000,000
Share issuance costs									40,000				40,000
Exercise price of warrant issued	0.139	0.450	0.450	0.450	0.500									0.085	0.095	0.200	0.170
Debt conversion, price per share				$ 0.315	$ 0.5								$ 0.095
Debt instrument, face amount					3,000,000								300,000
Revenue threshhold																$ 19,000